Lord Abbett Securities Trust
90 Hudson Street
Jersey City, New Jersey  07302-3973


March 8, 2005


Via Edgar
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:     Lord Abbett Securities Trust
        CIK:  0000898031
        1933 Act File No.: 033-58846
        1940 Act File No.: 811-07538

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses contained in Post-Effective Amendment No. 48 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on February 25, 2005.

Please contact the undersigned at (201) 395-2177 if you have any questions or comments.

Very truly yours,


/s/Rebecca Clark
Paralegal